Share Purchase Warrants (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of continuity of share purchase warrants
	Number of Warrants	Weighted Average Exercise Price US$	Liability Amount $
Balance, January 31, 2020, 2019 and 2018	–	–	–
Granted pursuant to acquisition (Note 6(b))	252,595	1.44	57,718
Change in fair value	–	–	73,885
Balance, January 31, 2021	252,595	1.44	131,603

Number of Warrants	Exercise Price US$	Expiry Date	Weighted average remaining contractual life (years)
252,595	1.44	August 6, 2022	1.51

Schedule of outstanding share purchase warrants
	Number of Warrants	Weighted Average Exercise Price $

Balance, January 31, 2018	26,513	4.50
Granted	822,092	6.20
Balance, January 31, 2019	848,605	6.18
Granted	7,125,800	3.45
Expired	(26,513)	(4.47)

Balance, January 31, 2020	7,947,892	2.94
Granted (Notes 12(b), 12(c) and 12(e))	742,504	1.54
Exercised (Note 12(h))	(316,000)	(0.60)

Balance, January 31, 2021	8,374,396	2.90
Number of Warrants	Exercise Price $	Expiry Date

17,241	17.40	March 1, 2021
335,325	6.00	September 21, 2021
800	6.00	October 1, 2021
90,726	6.00	October 18, 2021
378,000	6.00	October 22, 2021
695,000	2.50	March 16, 2022
10,800	3.00	March 16, 2022
4,613,200	2.50	May 14, 2021
1,386,800	2.50	May 29, 2021
420,000	3.50	May 29, 2021
211,283	2.30	July 30, 2022
201,221	2.30	August 6, 2022
14,000	0.60	December 1, 2023
8,374,396